SUPPLEMENT DATED JUNE 22, 2023 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco International Equity Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective December 29, 2023:
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Brent Bates, CFA	Portfolio Manager	2022

Mark Jason, CFA	Portfolio Manager	2022

Mark McDonnell, CFA	Portfolio Manager	2023

Richard Nield, CFA	Portfolio Manager	2022

Michael Shaman	Portfolio Manager	2023

The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:

▪
Brent Bates, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 1996.
▪
Mark Jason, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2001.
▪
Mark McDonnell, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2003.
▪
Richard Nield, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2000.
▪
Michael Shaman, Portfolio Manager, who has been responsible for the Fund since 2023, and has been associated with Invesco and/or its affiliates since 2012.
Effective December 29, 2023, Clas Olsson will no longer serve as a Portfolio Manager of the Funds. At that time, all references to Mr. Olsson in the Summary and Statutory Prospectuses and Statements of Additional Information will be deemed to be removed.
O-IEQ-SUMSTATSAI-SUP 062223